Short-term investments	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Short-term investments
5.	Short-term investments

(In thousands)	December 31, 2013	December 31, 2014
Time deposits	9,695	—
Investments in financial instruments (note)	31,298	29,427

Total	40,993	29,427

Note:	the investments were issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.

Time deposits and investments in financial instruments are stated on the balance sheet at the principal amount plus accrued interest. Interest income is recorded in “other income” in the statement of comprehensive income.